RESULTS FOR THE YEAR - SEGMENT INFORMATION - Geographical Areas (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Total net sales	DKK 111,696	DKK 111,780	DKK 107,927
Property, plant and equipment	35,247	30,179
Trade receivables	20,165	20,234
Allowance for doubtful trade receivables	(1,294)	(1,223)
Total assets	102,355	97,539	91,799
North America Operations
Disclosure of geographical areas [line items]
Total net sales	DKK 58,009	DKK 59,242	DKK 56,856
Total sales growth as reported (as a percent)	(2.10%)	4.20%	31.80%
Property, plant and equipment	DKK 7,318	DKK 4,599	DKK 3,049
Trade receivables	10,742	10,604	6,619
Allowance for doubtful trade receivables	(32)	(41)	(25)
Total assets	20,612	18,684	12,830
North America Operations | Diabetes care and obesity total
Disclosure of geographical areas [line items]
Total net sales	49,854	47,300	45,258
North America Operations | Diabetes care and obesity total | Total diabetes care
Disclosure of geographical areas [line items]
Total net sales	47,861	45,854	44,799
North America Operations | Diabetes care and obesity total | Total insulin
Disclosure of geographical areas [line items]
Total net sales	29,453	30,300	30,835
North America Operations | Diabetes care and obesity total | New-generation insulin
Disclosure of geographical areas [line items]
Total net sales	5,152	2,246	33
North America Operations | Diabetes care and obesity total | New-generation insulin - of which Tresiba®
Disclosure of geographical areas [line items]
Total net sales	4,982	2,246	33
North America Operations | Diabetes care and obesity total | Total modern insulin
Disclosure of geographical areas [line items]
Total net sales	22,364	26,043	28,708
North America Operations | Diabetes care and obesity total | NovoRapid® / NovoLog®
Disclosure of geographical areas [line items]
Total net sales	10,960	11,427	12,576
North America Operations | Diabetes care and obesity total | NovoMix® / NovoLog® Mix
Disclosure of geographical areas [line items]
Total net sales	1,790	2,080	2,837
North America Operations | Diabetes care and obesity total | Levemir®
Disclosure of geographical areas [line items]
Total net sales	9,614	12,536	13,295
North America Operations | Diabetes care and obesity total | Human insulin
Disclosure of geographical areas [line items]
Total net sales	1,937	2,011	2,094
North America Operations | Diabetes care and obesity total | Victoza®
Disclosure of geographical areas [line items]
Total net sales	17,465	14,624	13,014
North America Operations | Diabetes care and obesity total | Other diabetes care
Disclosure of geographical areas [line items]
Total net sales	943	930	950
North America Operations | Diabetes care and obesity total | Obesity (Saxenda®)
Disclosure of geographical areas [line items]
Total net sales	1,993	1,446	459
North America Operations | Biopharmaceuticals total
Disclosure of geographical areas [line items]
Total net sales	8,155	11,942	11,598
North America Operations | Biopharmaceuticals total | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	5,023	4,934	5,208
North America Operations | Biopharmaceuticals total | Haemophilia - of which NovoSeven®
Disclosure of geographical areas [line items]
Total net sales	4,609	4,589	5,021
North America Operations | Biopharmaceuticals total | Haemophilia - of which NovoEight®
Disclosure of geographical areas [line items]
Total net sales	315	254	110
North America Operations | Biopharmaceuticals total | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	2,550	4,498	3,625
North America Operations | Biopharmaceuticals total | Other biopharmaceuticals
Disclosure of geographical areas [line items]
Total net sales	582	2,510	2,765
Region USA
Disclosure of geographical areas [line items]
Total net sales	DKK 55,831	DKK 57,194	DKK 54,939
Total sales growth as reported (as a percent)	(2.40%)	4.10%	32.90%
Property, plant and equipment	DKK 7,298	DKK 4,599	DKK 3,047
Trade receivables	10,517	10,426	6,456
Allowance for doubtful trade receivables	(32)	(41)	(25)
Total assets	20,180	18,349	12,594
Region USA | Diabetes care and obesity total
Disclosure of geographical areas [line items]
Total net sales	48,088	45,698	43,669
Region USA | Diabetes care and obesity total | Total diabetes care
Disclosure of geographical areas [line items]
Total net sales	46,260	44,332	43,217
Region USA | Diabetes care and obesity total | Total insulin
Disclosure of geographical areas [line items]
Total net sales	28,549	29,410	29,862
Region USA | Diabetes care and obesity total | New-generation insulin
Disclosure of geographical areas [line items]
Total net sales	5,132	2,246	33
Region USA | Diabetes care and obesity total | New-generation insulin - of which Tresiba®
Disclosure of geographical areas [line items]
Total net sales	4,970	2,246	33
Region USA | Diabetes care and obesity total | Total modern insulin
Disclosure of geographical areas [line items]
Total net sales	21,651	25,337	27,945
Region USA | Diabetes care and obesity total | NovoRapid® / NovoLog®
Disclosure of geographical areas [line items]
Total net sales	10,574	11,058	12,184
Region USA | Diabetes care and obesity total | NovoMix® / NovoLog® Mix
Disclosure of geographical areas [line items]
Total net sales	1,743	2,032	2,779
Region USA | Diabetes care and obesity total | Levemir®
Disclosure of geographical areas [line items]
Total net sales	9,334	12,247	12,982
Region USA | Diabetes care and obesity total | Human insulin
Disclosure of geographical areas [line items]
Total net sales	1,766	1,827	1,884
Region USA | Diabetes care and obesity total | Victoza®
Disclosure of geographical areas [line items]
Total net sales	16,929	14,146	12,570
Region USA | Diabetes care and obesity total | Other diabetes care
Disclosure of geographical areas [line items]
Total net sales	782	776	785
Region USA | Diabetes care and obesity total | Obesity (Saxenda®)
Disclosure of geographical areas [line items]
Total net sales	1,828	1,366	452
Region USA | Biopharmaceuticals total
Disclosure of geographical areas [line items]
Total net sales	7,743	11,496	11,270
Region USA | Biopharmaceuticals total | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	4,852	4,710	5,086
Region USA | Biopharmaceuticals total | Haemophilia - of which NovoSeven®
Disclosure of geographical areas [line items]
Total net sales	4,451	4,378	4,914
Region USA | Biopharmaceuticals total | Haemophilia - of which NovoEight®
Disclosure of geographical areas [line items]
Total net sales	315	254	110
Region USA | Biopharmaceuticals total | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	2,543	4,495	3,625
Region USA | Biopharmaceuticals total | Other biopharmaceuticals
Disclosure of geographical areas [line items]
Total net sales	348	2,291	2,559
International Operations
Disclosure of geographical areas [line items]
Total net sales	DKK 53,687	DKK 52,538	DKK 51,071
Total sales growth as reported (as a percent)	2.20%	2.90%	11.80%
Property, plant and equipment	DKK 27,929	DKK 25,580	DKK 22,496
Trade receivables	9,423	9,630	8,866
Allowance for doubtful trade receivables	(1,262)	(1,182)	(1,166)
Total assets	81,743	78,855	78,969
International Operations | Diabetes care and obesity total
Disclosure of geographical areas [line items]
Total net sales	43,023	41,649	40,332
International Operations | Diabetes care and obesity total | Total diabetes care
Disclosure of geographical areas [line items]
Total net sales	42,454	41,518	40,331
International Operations | Diabetes care and obesity total | Total insulin
Disclosure of geographical areas [line items]
Total net sales	33,666	32,759	31,998
International Operations | Diabetes care and obesity total | New-generation insulin
Disclosure of geographical areas [line items]
Total net sales	3,495	2,213	1,405
International Operations | Diabetes care and obesity total | New-generation insulin - of which Tresiba®
Disclosure of geographical areas [line items]
Total net sales	2,345	1,810	1,237
International Operations | Diabetes care and obesity total | Total modern insulin
Disclosure of geographical areas [line items]
Total net sales	22,036	21,467	21,456
International Operations | Diabetes care and obesity total | NovoRapid® / NovoLog®
Disclosure of geographical areas [line items]
Total net sales	9,065	8,518	8,144
International Operations | Diabetes care and obesity total | NovoMix® / NovoLog® Mix
Disclosure of geographical areas [line items]
Total net sales	8,467	8,402	8,307
International Operations | Diabetes care and obesity total | Levemir®
Disclosure of geographical areas [line items]
Total net sales	4,504	4,547	5,005
International Operations | Diabetes care and obesity total | Human insulin
Disclosure of geographical areas [line items]
Total net sales	8,135	9,079	9,137
International Operations | Diabetes care and obesity total | Victoza®
Disclosure of geographical areas [line items]
Total net sales	5,708	5,422	5,013
International Operations | Diabetes care and obesity total | Other diabetes care
Disclosure of geographical areas [line items]
Total net sales	3,080	3,337	3,320
International Operations | Diabetes care and obesity total | Obesity (Saxenda®)
Disclosure of geographical areas [line items]
Total net sales	569	131	1
International Operations | Biopharmaceuticals total
Disclosure of geographical areas [line items]
Total net sales	10,664	10,889	10,739
International Operations | Biopharmaceuticals total | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	5,446	5,538	5,439
International Operations | Biopharmaceuticals total | Haemophilia - of which NovoSeven®
Disclosure of geographical areas [line items]
Total net sales	4,597	4,903	5,043
International Operations | Biopharmaceuticals total | Haemophilia - of which NovoEight®
Disclosure of geographical areas [line items]
Total net sales	788	597	367
International Operations | Biopharmaceuticals total | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	4,105	4,272	4,195
International Operations | Biopharmaceuticals total | Other biopharmaceuticals
Disclosure of geographical areas [line items]
Total net sales	1,113	1,079	1,105
Region Europe
Disclosure of geographical areas [line items]
Total net sales	DKK 21,189	DKK 20,682	DKK 20,798
Total sales growth as reported (as a percent)	2.50%	(0.60%)	3.20%
Property, plant and equipment	DKK 24,665	DKK 22,040	DKK 19,097
Trade receivables	3,273	3,304	3,203
Allowance for doubtful trade receivables	(223)	(166)	(139)
Total assets	65,600	63,407	64,590
Region Europe | Diabetes care and obesity total
Disclosure of geographical areas [line items]
Total net sales	16,067	15,785	15,982
Region Europe | Diabetes care and obesity total | Total diabetes care
Disclosure of geographical areas [line items]
Total net sales	15,965	15,757	15,981
Region Europe | Diabetes care and obesity total | Total insulin
Disclosure of geographical areas [line items]
Total net sales	11,909	11,717	11,908
Region Europe | Diabetes care and obesity total | New-generation insulin
Disclosure of geographical areas [line items]
Total net sales	1,643	886	545
Region Europe | Diabetes care and obesity total | New-generation insulin - of which Tresiba®
Disclosure of geographical areas [line items]
Total net sales	966	665	441
Region Europe | Diabetes care and obesity total | Total modern insulin
Disclosure of geographical areas [line items]
Total net sales	8,496	8,728	9,349
Region Europe | Diabetes care and obesity total | NovoRapid® / NovoLog®
Disclosure of geographical areas [line items]
Total net sales	4,275	4,200	4,239
Region Europe | Diabetes care and obesity total | NovoMix® / NovoLog® Mix
Disclosure of geographical areas [line items]
Total net sales	1,852	2,025	2,181
Region Europe | Diabetes care and obesity total | Levemir®
Disclosure of geographical areas [line items]
Total net sales	2,369	2,503	2,929
Region Europe | Diabetes care and obesity total | Human insulin
Disclosure of geographical areas [line items]
Total net sales	1,770	2,103	2,014
Region Europe | Diabetes care and obesity total | Victoza®
Disclosure of geographical areas [line items]
Total net sales	3,451	3,391	3,394
Region Europe | Diabetes care and obesity total | Other diabetes care
Disclosure of geographical areas [line items]
Total net sales	605	649	679
Region Europe | Diabetes care and obesity total | Obesity (Saxenda®)
Disclosure of geographical areas [line items]
Total net sales	102	28	1
Region Europe | Biopharmaceuticals total
Disclosure of geographical areas [line items]
Total net sales	5,122	4,897	4,816
Region Europe | Biopharmaceuticals total | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	2,828	2,520	2,405
Region Europe | Biopharmaceuticals total | Haemophilia - of which NovoSeven®
Disclosure of geographical areas [line items]
Total net sales	2,245	2,082	2,137
Region Europe | Biopharmaceuticals total | Haemophilia - of which NovoEight®
Disclosure of geographical areas [line items]
Total net sales	551	416	249
Region Europe | Biopharmaceuticals total | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	1,572	1,661	1,675
Region Europe | Biopharmaceuticals total | Other biopharmaceuticals
Disclosure of geographical areas [line items]
Total net sales	722	716	736
Region AAMEO
Disclosure of geographical areas [line items]
Total net sales	DKK 12,018	DKK 11,580	DKK 11,272
Total sales growth as reported (as a percent)	3.80%	2.70%	15.10%
Property, plant and equipment	DKK 566	DKK 525	DKK 353
Trade receivables	3,468	3,164	2,620
Allowance for doubtful trade receivables	(823)	(817)	(786)
Total assets	5,876	4,937	4,160
Region AAMEO | Diabetes care and obesity total
Disclosure of geographical areas [line items]
Total net sales	9,900	9,323	8,889
Region AAMEO | Diabetes care and obesity total | Total diabetes care
Disclosure of geographical areas [line items]
Total net sales	9,710	9,277	8,889
Region AAMEO | Diabetes care and obesity total | Total insulin
Disclosure of geographical areas [line items]
Total net sales	8,377	8,057	7,692
Region AAMEO | Diabetes care and obesity total | New-generation insulin
Disclosure of geographical areas [line items]
Total net sales	451	279	162
Region AAMEO | Diabetes care and obesity total | New-generation insulin - of which Tresiba®
Disclosure of geographical areas [line items]
Total net sales	261	181	122
Region AAMEO | Diabetes care and obesity total | Total modern insulin
Disclosure of geographical areas [line items]
Total net sales	5,725	5,284	5,099
Region AAMEO | Diabetes care and obesity total | NovoRapid® / NovoLog®
Disclosure of geographical areas [line items]
Total net sales	2,261	1,995	1,825
Region AAMEO | Diabetes care and obesity total | NovoMix® / NovoLog® Mix
Disclosure of geographical areas [line items]
Total net sales	2,503	2,291	2,297
Region AAMEO | Diabetes care and obesity total | Levemir®
Disclosure of geographical areas [line items]
Total net sales	961	998	977
Region AAMEO | Diabetes care and obesity total | Human insulin
Disclosure of geographical areas [line items]
Total net sales	2,201	2,494	2,431
Region AAMEO | Diabetes care and obesity total | Victoza®
Disclosure of geographical areas [line items]
Total net sales	858	715	584
Region AAMEO | Diabetes care and obesity total | Other diabetes care
Disclosure of geographical areas [line items]
Total net sales	475	505	613
Region AAMEO | Diabetes care and obesity total | Obesity (Saxenda®)
Disclosure of geographical areas [line items]
Total net sales	190	46	0
Region AAMEO | Biopharmaceuticals total
Disclosure of geographical areas [line items]
Total net sales	2,118	2,257	2,383
Region AAMEO | Biopharmaceuticals total | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	1,163	1,101	1,319
Region AAMEO | Biopharmaceuticals total | Haemophilia - of which NovoSeven®
Disclosure of geographical areas [line items]
Total net sales	1,097	1,082	1,310
Region AAMEO | Biopharmaceuticals total | Haemophilia - of which NovoEight®
Disclosure of geographical areas [line items]
Total net sales	52	11	0
Region AAMEO | Biopharmaceuticals total | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	676	906	818
Region AAMEO | Biopharmaceuticals total | Other biopharmaceuticals
Disclosure of geographical areas [line items]
Total net sales	279	250	246
Region China
Disclosure of geographical areas [line items]
Total net sales	DKK 10,709	DKK 10,458	DKK 9,871
Total sales growth as reported (as a percent)	2.40%	5.90%	22.00%
Property, plant and equipment	DKK 1,884	DKK 2,095	DKK 2,291
Trade receivables	1,541	1,773	1,541
Allowance for doubtful trade receivables	0	0	0
Total assets	5,927	5,697	5,603
Region China | Diabetes care and obesity total
Disclosure of geographical areas [line items]
Total net sales	10,473	10,282	9,656
Region China | Diabetes care and obesity total | Total diabetes care
Disclosure of geographical areas [line items]
Total net sales	10,473	10,282	9,656
Region China | Diabetes care and obesity total | Total insulin
Disclosure of geographical areas [line items]
Total net sales	8,598	8,330	7,849
Region China | Diabetes care and obesity total | New-generation insulin
Disclosure of geographical areas [line items]
Total net sales	2	0	0
Region China | Diabetes care and obesity total | New-generation insulin - of which Tresiba®
Disclosure of geographical areas [line items]
Total net sales	2	0	0
Region China | Diabetes care and obesity total | Total modern insulin
Disclosure of geographical areas [line items]
Total net sales	5,500	4,969	4,312
Region China | Diabetes care and obesity total | NovoRapid® / NovoLog®
Disclosure of geographical areas [line items]
Total net sales	1,253	1,059	866
Region China | Diabetes care and obesity total | NovoMix® / NovoLog® Mix
Disclosure of geographical areas [line items]
Total net sales	3,555	3,363	3,036
Region China | Diabetes care and obesity total | Levemir®
Disclosure of geographical areas [line items]
Total net sales	692	547	410
Region China | Diabetes care and obesity total | Human insulin
Disclosure of geographical areas [line items]
Total net sales	3,096	3,361	3,537
Region China | Diabetes care and obesity total | Victoza®
Disclosure of geographical areas [line items]
Total net sales	309	255	213
Region China | Diabetes care and obesity total | Other diabetes care
Disclosure of geographical areas [line items]
Total net sales	1,566	1,697	1,594
Region China | Diabetes care and obesity total | Obesity (Saxenda®)
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Region China | Biopharmaceuticals total
Disclosure of geographical areas [line items]
Total net sales	236	176	215
Region China | Biopharmaceuticals total | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	216	158	195
Region China | Biopharmaceuticals total | Haemophilia - of which NovoSeven®
Disclosure of geographical areas [line items]
Total net sales	215	158	195
Region China | Biopharmaceuticals total | Haemophilia - of which NovoEight®
Disclosure of geographical areas [line items]
Total net sales	1	0	0
Region China | Biopharmaceuticals total | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	15	15	15
Region China | Biopharmaceuticals total | Other biopharmaceuticals
Disclosure of geographical areas [line items]
Total net sales	5	3	5
Region Japan & Korea
Disclosure of geographical areas [line items]
Total net sales	DKK 6,072	DKK 6,225	DKK 5,435
Total sales growth as reported (as a percent)	(2.50%)	14.50%	10.80%
Property, plant and equipment	DKK 146	DKK 161	DKK 153
Trade receivables	279	305	466
Allowance for doubtful trade receivables	(5)	(5)	(5)
Total assets	1,304	1,248	1,338
Region Japan & Korea | Diabetes care and obesity total
Disclosure of geographical areas [line items]
Total net sales	3,708	3,915	3,356
Region Japan & Korea | Diabetes care and obesity total | Total diabetes care
Disclosure of geographical areas [line items]
Total net sales	3,708	3,915	3,356
Region Japan & Korea | Diabetes care and obesity total | Total insulin
Disclosure of geographical areas [line items]
Total net sales	2,742	2,858	2,532
Region Japan & Korea | Diabetes care and obesity total | New-generation insulin
Disclosure of geographical areas [line items]
Total net sales	992	769	495
Region Japan & Korea | Diabetes care and obesity total | New-generation insulin - of which Tresiba®
Disclosure of geographical areas [line items]
Total net sales	739	711	491
Region Japan & Korea | Diabetes care and obesity total | Total modern insulin
Disclosure of geographical areas [line items]
Total net sales	1,518	1,787	1,713
Region Japan & Korea | Diabetes care and obesity total | NovoRapid® / NovoLog®
Disclosure of geographical areas [line items]
Total net sales	941	998	888
Region Japan & Korea | Diabetes care and obesity total | NovoMix® / NovoLog® Mix
Disclosure of geographical areas [line items]
Total net sales	444	619	632
Region Japan & Korea | Diabetes care and obesity total | Levemir®
Disclosure of geographical areas [line items]
Total net sales	133	170	193
Region Japan & Korea | Diabetes care and obesity total | Human insulin
Disclosure of geographical areas [line items]
Total net sales	232	302	324
Region Japan & Korea | Diabetes care and obesity total | Victoza®
Disclosure of geographical areas [line items]
Total net sales	590	623	470
Region Japan & Korea | Diabetes care and obesity total | Other diabetes care
Disclosure of geographical areas [line items]
Total net sales	376	434	354
Region Japan & Korea | Diabetes care and obesity total | Obesity (Saxenda®)
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Region Japan & Korea | Biopharmaceuticals total
Disclosure of geographical areas [line items]
Total net sales	2,364	2,310	2,079
Region Japan & Korea | Biopharmaceuticals total | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	681	737	643
Region Japan & Korea | Biopharmaceuticals total | Haemophilia - of which NovoSeven®
Disclosure of geographical areas [line items]
Total net sales	497	559	524
Region Japan & Korea | Biopharmaceuticals total | Haemophilia - of which NovoEight®
Disclosure of geographical areas [line items]
Total net sales	169	170	118
Region Japan & Korea | Biopharmaceuticals total | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	1,579	1,469	1,339
Region Japan & Korea | Biopharmaceuticals total | Other biopharmaceuticals
Disclosure of geographical areas [line items]
Total net sales	104	104	97
Region Latin America
Disclosure of geographical areas [line items]
Total net sales	DKK 3,699	DKK 3,593	DKK 3,695
Total sales growth as reported (as a percent)	3.00%	(2.80%)	33.70%
Property, plant and equipment	DKK 668	DKK 759	DKK 602
Trade receivables	862	1,084	1,036
Allowance for doubtful trade receivables	(211)	(194)	(211)
Total assets	3,036	3,566	3,278
Region Latin America | Diabetes care and obesity total
Disclosure of geographical areas [line items]
Total net sales	2,875	2,344	2,449
Region Latin America | Diabetes care and obesity total | Total diabetes care
Disclosure of geographical areas [line items]
Total net sales	2,598	2,287	2,449
Region Latin America | Diabetes care and obesity total | Total insulin
Disclosure of geographical areas [line items]
Total net sales	2,040	1,797	2,017
Region Latin America | Diabetes care and obesity total | New-generation insulin
Disclosure of geographical areas [line items]
Total net sales	407	279	203
Region Latin America | Diabetes care and obesity total | New-generation insulin - of which Tresiba®
Disclosure of geographical areas [line items]
Total net sales	377	253	183
Region Latin America | Diabetes care and obesity total | Total modern insulin
Disclosure of geographical areas [line items]
Total net sales	797	699	983
Region Latin America | Diabetes care and obesity total | NovoRapid® / NovoLog®
Disclosure of geographical areas [line items]
Total net sales	335	266	326
Region Latin America | Diabetes care and obesity total | NovoMix® / NovoLog® Mix
Disclosure of geographical areas [line items]
Total net sales	113	104	161
Region Latin America | Diabetes care and obesity total | Levemir®
Disclosure of geographical areas [line items]
Total net sales	349	329	496
Region Latin America | Diabetes care and obesity total | Human insulin
Disclosure of geographical areas [line items]
Total net sales	836	819	831
Region Latin America | Diabetes care and obesity total | Victoza®
Disclosure of geographical areas [line items]
Total net sales	500	438	352
Region Latin America | Diabetes care and obesity total | Other diabetes care
Disclosure of geographical areas [line items]
Total net sales	58	52	80
Region Latin America | Diabetes care and obesity total | Obesity (Saxenda®)
Disclosure of geographical areas [line items]
Total net sales	277	57	0
Region Latin America | Biopharmaceuticals total
Disclosure of geographical areas [line items]
Total net sales	824	1,249	1,246
Region Latin America | Biopharmaceuticals total | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	558	1,022	877
Region Latin America | Biopharmaceuticals total | Haemophilia - of which NovoSeven®
Disclosure of geographical areas [line items]
Total net sales	543	1,022	877
Region Latin America | Biopharmaceuticals total | Haemophilia - of which NovoEight®
Disclosure of geographical areas [line items]
Total net sales	15	0	0
Region Latin America | Biopharmaceuticals total | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	263	221	348
Region Latin America | Biopharmaceuticals total | Other biopharmaceuticals
Disclosure of geographical areas [line items]
Total net sales	DKK 3	DKK 6	DKK 21